Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2022	2021
	USD in thousands
Employees and payroll accruals	5,797	3,624
Accrued vacation pay	1,510	1,406
Government authorities	1,997	798
Accrued expenses	12,636	3,195
Current liability of government grants	402	194
Liability on account of shares issuance	2,289	-
Other	691	445
	25,322	9,662